Basis of Presentation and Summary of Significant Accounting Policies - Other Intangible Assets, Net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 JPY (¥)
Trademark
Finite-Lived Intangible Assets [Line Items]
Impairments	¥ 38,922
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Minimum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Minimum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Maximum | Trademark
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Maximum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years